EARNINGS PER SHARE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Numerator used in basic and diluted earnings per share:
Net income attributable to Daqo New Energy Corp. ordinary shareholders-basic and diluted	$ 92,841,128	$ 43,493,756	$ 12,956,889
Denominator used in basic and diluted earnings per share:
Weighted average number of ordinary shares outstanding used in computing earnings per share-basic	265,070,961	261,742,244	258,015,851
Weighted average number of ordinary shares outstanding used in computing earnings per share-diluted	272,926,319	264,817,755	261,411,933
NET INCOME ATTRIBUTABLE TO DAQO NEW ENERGY CORP. PER ORDINARY SHARE-Basic	$ 0.35	$ 0.17	$ 0.05
NET INCOME ATTRIBUTABLE TO DAQO NEW ENERGY CORP. PER ORDINARY SHARE-Diluted	$ 0.34	$ 0.16	$ 0.05
Outstanding employee options excluded from computation of diluted earnings per share	263,900	10,899,141	12,563,541
Employee Stock Option [Member]
Denominator used in basic and diluted earnings per share:
Dilutive effects	6,020,839	3,075,511	3,396,082
Restricted Stock Units (RSUs) [Member]
Denominator used in basic and diluted earnings per share:
Dilutive effects	1,834,519	0	0